LONG TERM LOANS	12 Months Ended
Dec. 31, 2021
LONG TERM LOANS

NOTE 10 - LONG TERM LOANS:

	Linked to	Interest rate	December 31, 2021	December 31, 2020

Long term loans	NIS	1.8%-6.1%	$641	$1,024
Less- Current portion			(158)	(358)

			$483	$666

The loans are from leading Israeli financial institutions and bear interest of between 1.8% - 6.1%. $158 of the loans are repayable within in one year and $877 are repayable between two to five years.

A2Z SMART TECHNOLOGIES CORP.

(Formerly A2Z TECHNOLOGIES CANADA CORP.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)